RELATED PARTY TRANSACTIONS - Other disclosures (Details) - CIK 0001844840 Artisan Acquisition Corp - USD ($)			1 Months Ended		9 Months Ended	11 Months Ended
	Jul. 26, 2021	May 13, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2021	Aug. 16, 2021	Feb. 04, 2021
Related party transactions
Repayment of promissory note - related party						$ 1,150
Aggregate expenses incurred						80,000
Accrued expenses - related party					$ 80,000	80,000
Affiliate of Sponsor
Related party transactions
Reimbursement payments made to affiliate						124,740
Promissory Note
Related party transactions
Maximum borrowing capacity								$ 300,000
Repayment of promissory note - related party	$ 1,150
Second Promissory Note
Related party transactions
Maximum borrowing capacity							$ 300,000
Administrative Services Agreement
Related party transactions
Monthly expenses for office space, utilities, secretarial and administrative support services		$ 10,000
Aggregate expenses incurred			$ 80,000	$ 80,000	80,000
Related Party Loans
Related party transactions
Maximum amount of loans eligible for conversion to private placement warrants					$ 1,500,000	$ 1,500,000
Purchase price of warrants in debt conversion transaction					$ 1.50	$ 1.50
Working Capital Loans
Related party transactions
Outstanding balance of related party note					$ 0	$ 0